ACCRUED LIABILITIES (Tables)	9 Months Ended
Sep. 30, 2022
Payables and Accruals [Abstract]
Accrued Liabilities

	September 30, 2022	December 31, 2021

Executive and employee compensation	$187,211	$238,669
Interest on convertible notes and promissory notes	78,425	31,997
Other accrued expenses and liabilities	138,337	129,663
Total accrued liabilities	$403,973	$400,329